Income Taxes - Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net income (loss) before taxes	$ (2,791,751)	$ (2,067,069)	$ (6,530,079)	$ (6,855,692)	$ (8,162,133)	$ (7,668,450)
Income tax expense (recovery) at the statutory rate					(2,229,159)	(1,966,981)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance					4,167,827	1,625,998
State taxes					76,974	(21,942)
Permanent differences					34,335	39,252
True up to the return					2,982	(303,595)
State Rate Change					8,086	2,949
Foreign exchange differences					(1,589,832)	618,907
Share issuance cost capitalized in equity					(492,446)	(123,415)
Other					21,233	135,927
Income tax expense						7,100
Net income (loss) before taxes [Member]
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net income (loss) before taxes					(8,162,133)	(7,668,450)
US net income (loss) before taxes [Member}
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net income (loss) before taxes					423,063	(1,756,965)
Canada net income (loss) before taxes [Member]
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net income (loss) before taxes					$ (8,585,196)	$ (5,911,485)